Drinker Biddle & Reath LLP

191 North Wacker Drive

Suite 3700

Chicago, IL 60606-1698

312-569-1000

Fax: 312-569-3000

www.drinkerbiddle.com

December 9, 2010

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F. Street, NE

Washington, DC 20549

Re:	Northern Funds (the “Trust”)
Information Statement
(File Nos. 33-73404 and 811-08236)

Ladies and Gentlemen:

Enclosed for filing pursuant to Regulation 14C of the Securities Exchange Act of 1934, as amended, please find the Trust’s Preliminary Information Statement (the “Information Statement”). This Information Statement is being filed in connection with the hiring of a new sub-adviser, NFJ Investment Group, LLC, for the Multi-Manager International Equity Fund (the “Fund”). This Information Statement is being filed pursuant to the terms of an exemptive order that the Trust has received from the Securities and Exchange Commission. The Trust intends to mail this Information Statement to shareholders of the Fund on or about December 27, 2010.

Please do not hesitate to contact me at (312) 569-1167 if you have any comments or questions.

Sincerely,

/s/ Veena K. Jain

     Veena K. Jain